Basic and diluted loss per share	12 Months Ended
Dec. 31, 2025
Basic and diluted loss per share
Basic and diluted loss per share
19.	Basic and diluted loss per share

Basic and diluted loss per share have been calculated in accordance with ASC 260 on computation of loss per share for the years ended December 31, 2023, 2024 and 2025 as follows:

	For the Years Ended December 31,
	2023	2024	2025
Basic and diluted loss per share calculation
Numerator:
Net loss	(414,153)	(249,752)	(210,267)
Denominator:
Weighted-average number of ordinary shares outstanding used in calculating basic and diluted loss per Class A and Class B ordinary share	2,579,202,596	4,072,386,826	7,042,820,966
Basic and diluted loss per Class A and Class B ordinary share (US$ cent per share)	(16.06)	(6.13)	(2.99)

The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti- dilutive as of December 31, 2023, 2024 and 2025 are as follows:

	As of December 31,
	2023	2024	2025
RSUs	146,954,430	569,945,385	551,294,295
Share options	144,000,000	60,000,000	60,000,000
Convertible preferred shares	—	417,588,975	—